Capital management section	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Management [abstract]
Capital management

54 Capital management

Objectives

Group Treasury (“GT”) is the result of a merger between Capital Management and Bank Treasury which was approved by the ING management board in 2017. GT covers the full spectrum all the way from day-to-day operational management to the more strategic advisory function, and all the way from cash management, to liquidity and funding management to solvency and capital management.

GT Capital Management, part of the Balance Sheet & Capital Management, is responsible for maintaining the adequate capitalisation of ING Group and ING Bank entities, to manage the risk associated with ING’s business activities. This involves not only managing, planning and allocating capital within ING Group, ING Bank and its various entities, but also helping to execute necessary capital market transactions, term (capital) funding and risk management transactions. ING takes an integrated approach to assess the adequacy of its capital position in relation to its risk profile and operating environment. This means Capital Management takes into account both regulatory and internal metrics and requirements as well as the interests of key stakeholders such as shareholders and rating agencies.

ING applies the following main capital definitions:

  Common Equity Tier 1 capital (CET1) - is defined as shareholders’ equity less regulatory adjustments. CET1 capital divided by risk-weighted assets equals the CET1 ratio.
  Tier 1 capital – is defined as CET1 capital including Additional Tier 1 (hybrid) securities and other regulatory adjustments. Tier 1 capital divided by risk-weighted assets equals the Tier 1 capital ratio.
  Total capital – is Tier 1 capital including subordinated Tier 2 liabilities and regulatory adjustments. Total capital divided by risk-weighted assets equals the Total capital ratio.
  Common Equity Tier 1 ratio ambition – is built on potential impact of a standardised and pre-determined 1-in-10-year stress event (i.e. at a 90% confidence level with a 1-year horizon) as described in the Risk Management section.
  Leverage ratio – is defined as Tier 1 capital divided by the total exposure amount.
  Bail-inable capital – Total capital, Senior HoldCo and Opco debt qualify as Bail-inable capital.

ING also applies the following risk appetite definitions:

  RAF – Risk appetite framework which includes Solvency, Liquidity & funding risk, Credit risk, Market risk and Non-Financial risk appetite statements
  FX ratio hedging – the objective is to protect the CET1 ratio of ING consolidated figures against FX fluctuations.
  Capital investment hedge.

Developments

The capital position remained robust in 2018 reflecting strong profitability with a lower risk weight and complemented with the optimisation of the capital structure. At both the consolidated and entity level, ING has sufficient buffers to withstand certain adverse scenarios without breaching currently applicable requirements.

The transitional (phased-in) CET1 requirement for ING Group at a consolidated level was set at 10.43% in 2018. This requirement is the sum of a 4.5% Pillar I requirement, a 1.75% Pillar II requirement, a 1.875% Capital Conservation Buffer (CCB), a 0.06% Countercyclical Buffer (based on December 2018 positions) and the 2.250% Systemic Risk Buffer (SRB) that are set separately for Dutch systemic banks by the Dutch Central Bank (De Nederlandsche Bank). The CCB and the SRB are scheduled to phase-in to 2.5% and 3.0% by 1 January 2019, respectively. This requirement excludes Pillar II capital guidance, which is not disclosed.

Consequently, the Maximum Distributable Amount (MDA) trigger level is expected to rise from 10.43% in 2018 to 11.83% in 2019, based on stable Pillar II capital requirements. In the event that ING Group breaches the MDA level, we may face restrictions on dividend payments, AT1 instruments coupons and bonus payments.

ING continues to maintain a strong and high quality capital level. ING Groep N.V. has a phased-in Common Equity Tier 1 ratio and a fully-loaded Common Equity Tier 1 ratio of 14.5% as at 31 December 2018. Therefore, ING complies with the current fully-loaded CRR/CRD IV solvency requirement of 11.83%.

The phased-in and fully-loaded Group Tier 1 ratio (including grandfathered securities) are at the same level of 16.2%, as of 31 December 2018. The phased and fully-loaded total capital ratio (including grandfathered securities) of ING Groep N.V. decreased from 18.5% to 18.4% and 19.1% to 18.4%, respectively.

ING Bank N.V. has a fully-loaded CET1 ratio and a phased-in CET1 ratio of 12.9%, thereby complying with CRR/CRD IV solvency requirements. ING Bank N.V. paid €2,517 million of dividend to ING Group in 2018. The fully loaded in Tier 1 ratios (including grandfathered securities) decreased from 14.7% to 14.5%, while the phased-in Tier 1 ratio (including grandfathered securities) remained stable at 14.6%, primarily reflecting developments in ING Bank’s CET1 ratio. The Banks’s fully loaded and phased-in total capital ratio (including grandfathered securities) decreased from 18.3% to 17.2% and 18.2% to 17.2%, respectively.

In 2018, ING Groep N.V. did not issue or redeem Additional Tier 1 instruments. In 2018, a total of €4.7 billion ING Bank Tier 2 bonds were redeemed. In line with the resolution strategy, ING Groep N.V. issued €1.8 billion of Tier 2 bonds.

To support orderly resolution, the Bank is required to meet minimum requirements for own funds and eligible liabilities (MREL). In 2018 ING Group received a formal notification from De Nederlandsche Bank (DNB) of its binding MREL. The MREL requirement has been established to ensure that banks in the European Union have sufficient own funds and eligible liabilities to absorb losses in case of potential bank failure. The MREL requirement is set for ING Group at a consolidated level, as determined by the Single Resolution Board (SRB). This MREL requirement has been set at 10.89% of total liabilities and own funds. We expect future requirements to be based on a consolidated requirement, to be met with ING Groep N.V. instruments only.

The Total Loss Absorbing Capacity (TLAC) requirement as set out by the Financial Stability Board is in the process of being implemented in EU regulations through amendments to the Capital Requirements Regulations. Once implemented in EU regulation, as a Global Systemically Important Institution (G-SII) ING is expected to meet the TLAC requirement alongside the other minimum regulatory requirements set in EU regulation. The TLAC requirement is expected to consist of 16% of the resolution group’s risk weighted assets (TLAC RWA Minimum) and 6% of the leverage ratio denominator (TLAC Leverage Ratio Exposure (LRE) Minimum), excluding buffer requirements, as of 1 January 2019. From 1 January 2022 TLAC is required to be at least 18% of the resolution group’s risk weighted assets and 6.75% of the leverage ratio denominator.

ING has been replacing, and will continue to replace, maturing ING Bank N.V. debt with ING Groep N.V. instruments. In order to build up our MREL capacity, ING Groep N.V. issued multiple transactions (excluding above mentioned Tier 2 issuances) for a total amount of €11.5 billion in 2018. These transactions will not only allow us to support business growth, but will also ensure we can meet MREL and TLAC requirements with ING Groep N.V. instruments only.

Capital and ROE targets

Through the improved assessment of the impact of Basel IV and IFRS 9 on ING’s capital and earnings, we have formulated ING Group’s CET1 ratio and annual underlying ROE financial ambitions. The underlying ROE ambition applies to the current average IFRS-EU shareholder’s equity, excluding interim profit, which is not included in CET1 capital. As of December 2018, our CET1 ratio of 14.5% was well above our CET1 ratio ambition of 13.5% and SREP requirement of 11.8%, while our annual underlying ROE was within our ambition of 10-12%, at 11.2%.

Dividend

ING Group’s dividend policy aims to pay a progressive dividend that will reflect considerations including expected future capital requirements, growth opportunities of the Group, net earnings, and regulatory developments. The Executive Board proposes to pay a total cash dividend of €2,646 million, or €0.68 per ordinary share, over the financial year 2018. This is subject to the approval of shareholders at the Annual General Meeting in April 2019. Taking into account the interim dividend of €0.24 per ordinary share paid in August 2018, the final dividend will amount to €0.44 per ordinary share and will be paid fully in cash. The total amount of €1,712 million is completely covered by the remaining balance of 'interim profits not included in CET1 capital' at year-end 2018.

Policies

The activities of Capital Management are executed on the basis of established policies, guidelines and procedures. For Debt and Capital Issuance there are additional policies and limits that guide the execution of capital market transactions.

Processes for managing capital

Besides measuring capital adequacy, Capital Management also ensures the availability of sufficient capital through target and limit setting for the above mentioned metrics

Capital adequacy assessment

As at 1 January 2014, the CRR/CRD IV capital rules entered into force. The capital position table reflects own funds according to the Basel 3 rules as specified in the CRR/CRD IV. As CRD IV will be phased-in gradually until 2019, the table shows the CRD IV positions according to the 2019 end-state rules and the 2018 rules. ING reports these metrics for ING Group and ING Bank. During 2018, ING Group and ING Bank were adequately capitalised.

ING Group capital position according to CRR/CRD IV
	(fully-loaded)		(phased-in)
	2018	2017	2018	2017
Shareholders' equity[4]	50,932	50,406	50,932	50,406
Interim profit not included in CET1 capital [1]	–1,712	–1,670	–1,712	–1,670
Other adjustments	–3,776	–3,186	–3,726	–3,154
Regulatory adjustments	–5,489	–4,856	–5,439	–4,825
Available common equity Tier 1 capital	45,443	45,550	45,493	45,581

Additional Tier 1 securities [2]	5,339	5,137	5,339	5,137
Regulatory adjustments additional Tier 1	48	42	46	–393
Available Tier 1 capital	50,831	50,729	50,878	50,326

Supplementary capital Tier 2 bonds [3]	8,248	11,086	8,248	11,086
Regulatory adjustments Tier	–1,136	–2,517	–1,325	–4,001
Available Total capital	57,943	59,298	57,801	57,410

Risk weighted assets	314,149	309,887	314,149	309,887

Common equity Tier 1 ratio	14.47%	14.70%	14.48%	14.71%
Tier 1 ratio	16.18%	16.37%	16.20%	16.24%
Total capital ratio	18.44%	19.14%	18.40%	18.53%

1) The interim profit not included in CET1 capital as per 31 December 2018 (€1,712 million) includes €135 million for 4Q 2018 (Full year 2018: €2,646 million) minus a ING Group interim dividend payment of €934 million paid out in Aug 2018.

2) Including €2,833 million which is CRR/CRD IV-compliant (2017: €2,691 million) and €2,506 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: €2,446 million).
3) Including €8,079 million which is CRR/CRD IV-compliant (2017: €8,995 million), and €168 million be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: €2,091 million).
4) Shareholders' equity is determined in accordance with IFRS-EU

ING Bank NV capital position according to CRR/CRD IV
	(fully-loaded)		(phased-in)
	2018	2017	2018	2017
Shareholders' equity [4]	44,173	43,662	44,173	43,662
Interim profit not included in CET1 capital [1]	–174	–44	–174	–44
Other adjustments	–3,621	–3,043	–3,568	–3,017
Regulatory adjustments	–3,794	–3,087	–3,742	–3,061
Available common equity Tier 1 capital	40,379	40,576	40,431	40,602

Additional Tier 1 securities [2]	5,179	4,989	5,179	4,989
Regulatory adjustments additional Tier 1	62	53	62	–374
Available Tier 1 capital	45,619	45,618	45,671	45,217

Supplementary capital Tier 2 bonds [3]	8,248	11,086	8,248	11,086
Regulatory adjustments Tier 2	66	47	69	–44
Available Total capital	53,933	56,751	53,988	56,259

Risk weighted assets	313,572	309,287	313,572	309,287

Common equity Tier 1 ratio	12.88%	13.12%	12.89%	13.13%
Tier 1 ratio	14.55%	14.75%	14.56%	14.62%
Total capital ratio	17.20%	18.35%	17.22%	18.19%

1) The interim profit not included in CET1 capital as per 31 December 2018 (€ 174 million) includes €44 million for 4Q 2018 (Full year 2018: € 2,646 million).
2) Including € 3,271 million which is CRR/CRD IV-compliant (2017: € 3,123 million) and € 1,907 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: € 1,866 million).
3) Including € 8,079 million which is CRR/CRD IV-compliant (2017: € 8,995 million), and € 168 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: € 2,091 million).
4) Shareholders' equity is determined in accordance with IFRS-EU

Regulatory requirements

Capital adequacy and the use of required regulatory capital are based on the guidelines developed by the Basel Committee on Banking Supervision (The Basel Committee) and the European Union Directives, as implemented by the Dutch Central Bank (Dutch Central Bank until 3 November 2014, the ECB thereafter) for supervisory purposes. In 2010, the Basel Committee issued new solvency and liquidity requirements that superseded Basel II. The minimum requirements, excluding buffers, for the CET 1 ratio is 4.5%, the minimum Tier 1 requirement is 6% and the Total capital ratio is 8% of all risk-weighted assets.

ICAAP/SREP process

Annually, ING provides in-depth documentation on its Internal Capital Adequacy Assessment Process (ICAAP) in the scope of ECB’s Supervisory Review and Evaluation Process (SREP). This submission includes all ICAAP related documentation such as information on ING’s internal capital models, risk measurement, assessment and aggregation, risk appetite framework, capital planning both under base case and adverse scenarios including stress testing. Based on this documentation and continuous supervisory dialogue, the ECB conducts the SREP assessment of ING and its main subsidiaries. This assessment covered four areas: business model, internal governance and risk management, risks to capital and risks to liquidity and funding on a yearly basis.

Ratings

Main credit ratings of ING at 31 December 2018
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
Long-term	A-	Stable	Baa1	Stable	A+	Stable
ING Bank N.V.
Long-term	A+	Stable	Aa3	Stable	A+	Positive
Short-term	A-1		P-1		F1